Exhibit 99.1
FIFTH THIRD AUTO TRUST 2019-1
Statement to Securityholders
Determination Date: December 11, 2020

DATES
Collection Period	19
Collection Period Beginning Date	11/1/2020
Collection Period Ending Date	11/30/2020
Payment Date	12/15/2020
LIBOR Determination Date	11/12/2020
LIBOR Rate	0.141%

I. DEAL SUMMARY	Ratio	Beginning Period Balance	Principal Distribution Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	0.8%	$29,468,385.78	$26,034,532.78	$3,433,852.99
Class A-2-B Notes	0.8%	$3,466,899.91	$3,062,913.60	$403,986.32
Class A-3 Notes	100.0%	$430,000,000.00	$0.00	$430,000,000.00
Class A-4 Notes	100.0%	$139,700,000.00	$0.00	$139,700,000.00
Total Securities	41.9%	$602,635,285.69	$29,097,446.38	$573,537,839.31

Overcollateralization		$72,393,322.31	$0.00	$72,393,322.31
Reserve Account Balance		$3,583,827.84	$0.00	$3,583,827.84
Net Pool Balance	45.1%	$675,028,608.00	$29,097,446.38	$645,931,161.62

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	2.576%	$0.00	$0.00
Class A-2-A Notes	2.660%	$29,468,385.78	$65,321.59
Class A-2-B Notes	0.311%	$3,466,899.91	$868.22
Class A-3 Notes	2.640%	$430,000,000.00	$946,000.00
Class A-4 Notes	2.690%	$139,700,000.00	$313,160.83
		$602,635,285.69	$1,325,350.64

II. AVAILABLE FUNDS
Interest Collections	$3,347,129.94
Repurchased Interest Collections	$0.00
Principal Collections	$28,213,323.40
Repurchased Principal Collections	$0.00
Liquidation Proceeds	$453,826.05
Liquidation Expenses*	$27,052.39
Investment Earnings (Collections Acct. remitted to servicer)	$175.70
Investment Earnings (Reserve Acct. remitted to servicer)	$18.60
Total Collections	$31,987,421.30

Reserve Account Draw Amount	$0.00

Total Available Funds	$31,987,421.30

*Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).

FIFTH THIRD AUTO TRUST 2019-1
Statement to Securityholders
Determination Date: December 11, 2020

III. DISTRIBUTIONS	Amount Due	Amount Paid	Shortfall
Servicing Fees	$562,718.14	$562,718.14	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$65,321.59	$65,321.59	$0.00
Class A-2-B Notes	$868.22	$868.22	$0.00
Class A-3 Notes	$946,000.00	$946,000.00	$0.00
Class A-4 Notes	$313,160.83	$313,160.83	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$29,097,446.38	$29,097,446.38	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$1,001,906.14	$1,001,906.14	$0.00
	$31,987,421.30	$31,987,421.30	$0.00

Principal Payment:
First Allocation of Principal		$0.00
Regular Principal Distribution Amount		$29,097,446.38
Total		$29,097,446.38

IV. POOL INFORMATION
Pool Balance		$645,931,161.62
Number of Receivables Outstanding		48,615
Weighted Average Contract Rate		5.972%
Weighted Average Remaining Term (mos)		42.45

V. OVERCOLLATERALIZATION INFORMATION
Specified Reserve Account Balance		$3,583,827.84
Initial Target Credit Enhancement Overcollateralization Amount		$72,393,322.31
Target Credit Enhancement Overcollateralization Amount		$72,393,322.31
Beginning Period Overcollateralization Amount		$72,393,322.31
Ending Period Overcollateralization Amount		$72,393,322.31
Overcollateralization Shortfall		$0.00

VI. RESERVE ACCOUNT RECONCILIATION
Specified Reserve Account Balance		$3,583,827.84
Beginning Reserve Account Balance		$3,583,827.84
Reserve Account Deposits Made		$0.00
Reserve Account Draws		$0.00
Ending Reserve Account Balance		$3,583,827.84

FIFTH THIRD AUTO TRUST 2019-1
Statement to Securityholders
Determination Date: December 11, 2020

VII. LOSS & DELINQUENCY INFORMATION
	Amount	# of Receivables
Defaulted Receivables	$483,595.27	35
Realized Losses for Collection Period	$569,450.02	44
CHG Off Recoveries for Collection Period	$139,153.09	58
Net Loss for Collection Period	$430,296.93
Net Loss as % of Ending Pool Balance	0.067%
Net Loss % for 1 Period Prior	0.004%
Net Gain % for 2 Periods Prior	(0.015)%
Net Loss % for 3 Periods Prior	0.003%
Four-Month Average Net Loss %	0.015%

Cumulative Losses (net of recoveries) for All Collection Periods	$5,808,890.30
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.405%

	# of Receivables	Amount
Receivables 30 - 59 Days Delinquent	349	$5,427,210.98
As % of Ending Pool Balance		0.840%

Receivables 60 - 89 Days Delinquent	138	$2,150,101.79
As % of Ending Pool Balance		0.333%

Receivables 90 - 119 Days Delinquent	45	$659,179.76
As % of Ending Pool Balance		0.102%

Receivables 120 - 150 Days Delinquent	9	$137,445.35
As % of Ending Pool Balance		0.021%

Receivables 150+ Days Delinquent	11	$118,931.35
As % of Ending Pool Balance		0.018%

Total Delinquencies	552	$8,492,869.23
As % of Ending Pool Balance		1.315%

Total Repossessions	22	$417,688.75
Total Repossessions Life-to-Date	538	$9,159,191.79

Total 30+ Day Delinquencies	552	$8,492,869.23
As % of Ending Pool Balance		1.315%
Total 30+ Day Delinquencies % 1 Period Prior		1.355%
Total 30+ Day Delinquencies % 2 Periods Prior		1.110%
Total 30+ Day Delinquencies % 3 Periods Prior		1.063%
Four-Month Average Total 30+ Day Delinquency %		1.211%

60-Day Delinquency Percentage		0.475%
Delinquency Trigger Percentage		5.280%
Delinquency Trigger occurred in current Collection Period?		NO